Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating losses	$ 3,525,000	$ 282,000
Valuation allowance	(3,525,000)	(282,000)
Net deferred income tax assets